Long-Term Debt (Annual and Quarter) (Detail) - Long-term debt table (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term debt, including current portion		$ 4,956	$ 18,713
Less portion due within one year	4,044	4,444	16,378
Long-term debt		512	2,335
8¼% Limited convertible senior subordinated notes due 2012 [Member]
Long-term debt, including current portion		1,153	10,129
9½% Subordinated debentures due 2012 [Member}
Long-term debt, including current portion	300	339	1,057
Term loan bank secured [Member]
Long-term debt, including current portion			971
Revolving loan bank secured [Member]
Long-term debt, including current portion		500	4,100
Real estate mortgages [Member]
Long-term debt, including current portion		2,964	2,444
Other [Member]
Long-term debt, including current portion			$ 12